Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000016894 | Non US
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000016894 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000016894 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016894 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016894 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016894 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016894 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000016894 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000016894 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCB14
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016894 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016894 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.115265_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016897 | Non US
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000016897 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000016897 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016897 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016897 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016897 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016897 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000016897 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000016897 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCB14
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016897 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016897 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.115265_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148117 | Non US
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000148117 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000148117 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000148117 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000148117 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148117 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148117 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000148117 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000148117 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCB14
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000148117 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148117 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.115265_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016899 | Non US
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000016899 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000016899 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016899 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016899 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016899 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016899 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000016899 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000016899 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCB14
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016899 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016899 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.115265_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016900 | Non US
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000016900 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000016900 | Asset Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000016900 | Asset Breakout NuStar Logistics LP FR_67059TAH8
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016900 | Asset Breakout U.S. Treasury Notes FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016900 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016900 | Asset Breakout Uniform Mortgage-Backed Security, TBA FR_01F0606B6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | Asset Breakout Federal National Mortgage Association FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | Asset Breakout State Street SPDR Bloomberg Convertible Securities ETF FR_78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout JPMorgan Chase Commercial Mortgage Securities Trust FR_46650FAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000016900 | Asset Breakout Amphenol Corp. FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000016900 | Asset Breakout MSCI World Index Futures USD Net Total Return FR_ADI2VCB14
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016900 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016900 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.115265_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%